LOANS AND ACCOUNT RECEIVABLE AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - under IFRS 9	12 Months Ended
Dec. 31, 2018
Loans And Account Receivable At Fair Value Through Other Comprehensive Income - Under Ifrs 9
LOANS AND ACCOUNT RECEIVABLE AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - under IFRS 9

NOTE 10

LOANS AND ACCOUNT RECEIVABLE AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - under IFRS 9

The Bank has decided to classify a portfolio at fair value through other comprehensive income (FVOCI) related to loans and account receivable with its major customer, when they request a credit operation which exceeds single client exposure under the Bank’s credit risk policy. The risk committe approved the operation with the condition to sold a portion of the loan in the medium term, and meanwhile the Bank is looking for a buyer the portion is classified into this category.

Additionally, the Bank includes operations which are expecting to sell or maintain, depending if market conditions are favourable, these loans are classified into this category acording to management business model.

These portfolio is initially measured at amortised cost and afterward is adjusted at fair value, recognising the adjustment in other comprehensive income, while the Bank do not sell the loan. The portfolio is assessed for impairment loss under the new ECL model, same as loans at amortised cost.

An analysis of changes in the gross carrying amount and the corresponding ECL allowance is, as follows:

	Stage1	Stage2	Stage3	TOTAL
	Individual	Individual	Individual
Gross carrying amount at January 1, 2018	107,998	-	-	107,998
Transfers
Transfers to stage 2	(6,697)	6,697	-	-
Transfers to stage 3	-	-	-	-
Transfers to stage 3	-	-	-	-
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 1	-	-	-	-
Net changes on financial assets	(40,754)	(1,821)	-	(42,575)
Writte-off	-	-	-	-
Foreign Exchange adjustments	3,198	73	-	3,271
At 31 December 2018	63,745	4,949	-	68, 694

	Stage 1	Stage 2	Stage 3	TOTAL
	Individual	Individual	Individual
ECL allowance at January 1, 2018	97	-	-	97
Transfers
Transfers to stage 2	(17)	26	-	9
Transfers to stage 3	-	-	-	-
Transfers to stage 3	-	-	-	-
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 1	-	-	-	-
Net changes of the exposure and modifications in the credit risk	8	(8)	-	-
Writte-off	-	-	-	-
Foreign Exchange adjustments	-	-	-	-
At 31 December 2018	88	18	-	106